Share-Based Payments - Schedule of Bank's Employee Stock Option Plan (Detail) shares in Thousands	12 Months Ended
	Oct. 31, 2020 $ / shares shares	Oct. 31, 2019 $ / shares shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options, outstanding at beginning of year	0
Number of options, outstanding at end of year		0
Employee stock options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options, outstanding at beginning of year	11,509,000	14,140,000
Number of options, granted	1,594,000	1,549,000
Number of options, exercised	(942,000)	(4,111,000)
Number of options, exercised as Tandem SARs	(37,000)	(51,000)
Forfeited	(293,000)	(18,000)
Number of options, expired	(39,000)
Number of options, outstanding at end of year	11,792,000	11,509,000
Exercisable at end of year	7,337,000	7,318,000
Number of options, available for grant | shares	5,628	6,853
Weighted average exercise price, outstanding at beginning of year	$ 64.35	$ 60.02
Weighted average exercise price, granted	74.34	72.28
Weighted average exercise price, exercised as options	53.50	52.51
Weighted average exercise price, exercised as Tandem SARs	61.30	55.19
Weighted average exercise price, forfeited	70.23	75.20
Weighted average exercise price, expired	61.55	33.89
Weighted average exercise price, outstanding at end of year	66.44	64.35
Weighted average exercise price, exercisable at end of year	$ 61.08	$ 59.20